Shareholders Equity (Unaudited) (USD $)	Share Capital	Contributed Surplus	AccumulatedOther Comprehensive Income	Deficit	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 874,673	$ 63,683,159	$ 0	$ (70,814,126)
Beginning Balance, Shares at Dec. 31, 2009	87,467,228
Current Period’s Activities, Shares	0
Current Period’s Activities, Amount	0	0	0	0	0
Net Loss for the interim period, Shares	0
Net Loss for the interim period, Amount	0	0	0	(457,366)	(457,366)
Ending Balance, Amount at Sep. 30, 2010	874,673	63,683,159	0	(71,272,062)	(6,714,230)
Ending Balance, Shares at Sep. 30, 2010	87,467,228
Beginning Balance, Amount at Dec. 31, 2010	874,673	63,683,159	0	(71,433,702)	(6,675,870)
Beginning Balance, Shares at Dec. 31, 2010	87,467,288
Net Loss for the interim period, Shares	0
Net Loss for the interim period, Amount	0	0	0	(536,738)	(536,738)
Ending Balance, Amount at Sep. 30, 2011	$ 874,673	$ 63,683,159	$ 0	$ (71,970,440)	$ (7,226,227)
Ending Balance, Shares at Sep. 30, 2011	87,474,288